Summary of Employee Benefit Plans' Obligations, Assets, Funded Status and Expense (Details) $ in Millions	12 Months Ended
	Oct. 31, 2022 CAD ($)	Oct. 31, 2021 CAD ($) yr	Oct. 31, 2020 CAD ($) yr	Oct. 31, 2019 CAD ($) yr
Disclosure of defined benefit plans [line items]
Other assets in the Bank's Consolidated Balance Sheet		$ 17,179	$ 18,856
Other liabilities in the Bank's Consolidated Balance Sheet		(28,133)	(30,476)
Total expense		533	516	$ 474
Principal pension plans [member]
Disclosure of defined benefit plans [line items]
Excess (deficit) of plan assets at fair value over projected benefit obligation		554	(1,428)	(741)
Other assets in the Bank's Consolidated Balance Sheet		554
Other liabilities in the Bank's Consolidated Balance Sheet			(1,428)	(741)
Net defined benefit asset (liability)		554	(1,428)	(741)
Service cost - benefits earned		522	467	326
Net interest cost (income) on net defined benefit liability (asset)		24	15	(13)
Remeasurement (gain) loss - financial		(1,460)	617	1,565
Remeasurement gain (loss) - return on plan assets less interest income		(742)	(15)	(775)
Remeasurement (gain) loss - experience		137	56	83
Employer's contributions	$ 465
Past service cost (credit)				1
Defined benefit administrative expenses		11	10	10
Total expense		$ 557	$ 492	$ 324
Principal pension plans [member] | Annual Expense [member]
Actuarial assumptions used to determine the projected benefit obligation as at October 31 [Abstract]
Weighted-average discount rate for projected benefit obligation		2.85%	3.08%	4.10%
Weighted-average rate of compensation increase		2.53%	2.57%	2.54%
Principal pension plans [member] | Annual Expense [member] | Retiring currently at age 65 [member] | Male [member]
Actuarial assumptions used to determine the projected benefit obligation as at October 31 [Abstract]
Life expectancy for members | yr		23.4	23.4	23.3
Principal pension plans [member] | Annual Expense [member] | Retiring currently at age 65 [member] | Female [member]
Actuarial assumptions used to determine the projected benefit obligation as at October 31 [Abstract]
Life expectancy for members | yr		24.2	24.1	24.1
Principal pension plans [member] | Annual Expense [member] | Currently aged 45 and retiring at 65 [member] | Male [member]
Actuarial assumptions used to determine the projected benefit obligation as at October 31 [Abstract]
Life expectancy for members | yr		24.4	24.3	24.3
Principal pension plans [member] | Annual Expense [member] | Currently aged 45 and retiring at 65 [member] | Female [member]
Actuarial assumptions used to determine the projected benefit obligation as at October 31 [Abstract]
Life expectancy for members | yr		25.1	25.1	25.0
Principal pension plans [member] | Projected Benefit Obligation [member]
Actuarial assumptions used to determine the projected benefit obligation as at October 31 [Abstract]
Weighted-average discount rate for projected benefit obligation		3.50%	2.85%	3.08%
Weighted-average rate of compensation increase		2.46%	2.53%	2.57%
Principal pension plans [member] | Projected Benefit Obligation [member] | Retiring currently at age 65 [member] | Male [member]
Actuarial assumptions used to determine the projected benefit obligation as at October 31 [Abstract]
Life expectancy for members | yr		23.5	23.4	23.4
Principal pension plans [member] | Projected Benefit Obligation [member] | Retiring currently at age 65 [member] | Female [member]
Actuarial assumptions used to determine the projected benefit obligation as at October 31 [Abstract]
Life expectancy for members | yr		24.2	24.2	24.1
Principal pension plans [member] | Projected Benefit Obligation [member] | Currently aged 45 and retiring at 65 [member] | Male [member]
Actuarial assumptions used to determine the projected benefit obligation as at October 31 [Abstract]
Life expectancy for members | yr		24.4	24.4	24.3
Principal pension plans [member] | Projected Benefit Obligation [member] | Currently aged 45 and retiring at 65 [member] | Female [member]
Actuarial assumptions used to determine the projected benefit obligation as at October 31 [Abstract]
Life expectancy for members | yr		25.1	25.1	25.1
Principal pension plans [member] | Change in projected benefit obligation [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation at beginning of year	8,788	$ 9,668	$ 8,558	$ 6,539
Service cost - benefits earned		522	467	326
Net interest cost (income) on net defined benefit liability (asset)		210	236	240
Remeasurement (gain) loss - financial		(1,460)	617	1,565
Remeasurement (gain) loss - experience		137	56	83
Members' contributions		107	107	107
Benefits paid		(396)	(373)	(303)
Past service cost (credit)				1
Defined benefit obligation at end of year		8,788	9,668	8,558
Principal pension plans [member] | Change in projected benefit obligation [member] | Wholly or partly funded defined benefit plans [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation at beginning of year	8,788	9,668	8,558
Defined benefit obligation at end of year		8,788	9,668	8,558
Principal pension plans [member] | Change in plan assets [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation at beginning of year	9,342	8,240	7,817	6,643
Net interest cost (income) on net defined benefit liability (asset)		186	221	253
Remeasurement gain (loss) - return on plan assets less interest income		740	15	773
Members' contributions		107	107	107
Employer's contributions		474	463	352
Benefits paid		(396)	(373)	(303)
Defined benefit administrative expenses		(9)	(10)	(8)
Defined benefit obligation at end of year		9,342	8,240	7,817
Principal post retirement benefit plan [member]
Disclosure of defined benefit plans [line items]
Excess (deficit) of plan assets at fair value over projected benefit obligation		(466)	(506)	(620)
Other liabilities in the Bank's Consolidated Balance Sheet		(466)	(506)	(620)
Net defined benefit asset (liability)		(466)	(506)	(620)
Service cost - benefits earned		9	17	14
Net interest cost (income) on net defined benefit liability (asset)		11	17	20
Remeasurement (gain) loss - financial		(45)	(101)	92
Remeasurement (gain) loss - demographic			(44)	(26)
Remeasurement (gain) loss - experience		(1)	9
Employer's contributions	20
Total expense		$ 20	$ 34	$ 34
Principal post retirement benefit plan [member] | Annual Expense [member]
Actuarial assumptions used to determine the projected benefit obligation as at October 31 [Abstract]
Weighted-average discount rate for projected benefit obligation		2.76%	3.07%	4.10%
Weighted-average rate of compensation increase		3.00%	3.00%	3.00%
Principal post retirement benefit plan [member] | Annual Expense [member] | Retiring currently at age 65 [member] | Male [member]
Actuarial assumptions used to determine the projected benefit obligation as at October 31 [Abstract]
Life expectancy for members | yr		23.4	23.4	23.3
Principal post retirement benefit plan [member] | Annual Expense [member] | Retiring currently at age 65 [member] | Female [member]
Actuarial assumptions used to determine the projected benefit obligation as at October 31 [Abstract]
Life expectancy for members | yr		24.2	24.1	24.1
Principal post retirement benefit plan [member] | Annual Expense [member] | Currently aged 45 and retiring at 65 [member] | Male [member]
Actuarial assumptions used to determine the projected benefit obligation as at October 31 [Abstract]
Life expectancy for members | yr		24.4	24.3	24.3
Principal post retirement benefit plan [member] | Annual Expense [member] | Currently aged 45 and retiring at 65 [member] | Female [member]
Actuarial assumptions used to determine the projected benefit obligation as at October 31 [Abstract]
Life expectancy for members | yr		25.1	25.1	25.0
Principal post retirement benefit plan [member] | Projected Benefit Obligation [member]
Actuarial assumptions used to determine the projected benefit obligation as at October 31 [Abstract]
Weighted-average discount rate for projected benefit obligation		3.43%	2.76%	3.07%
Weighted-average rate of compensation increase		2.80%	3.00%	3.00%
Principal post retirement benefit plan [member] | Projected Benefit Obligation [member] | Retiring currently at age 65 [member] | Male [member]
Actuarial assumptions used to determine the projected benefit obligation as at October 31 [Abstract]
Life expectancy for members | yr		23.5	23.4	23.4
Principal post retirement benefit plan [member] | Projected Benefit Obligation [member] | Retiring currently at age 65 [member] | Female [member]
Actuarial assumptions used to determine the projected benefit obligation as at October 31 [Abstract]
Life expectancy for members | yr		24.2	24.2	24.1
Principal post retirement benefit plan [member] | Projected Benefit Obligation [member] | Currently aged 45 and retiring at 65 [member] | Male [member]
Actuarial assumptions used to determine the projected benefit obligation as at October 31 [Abstract]
Life expectancy for members | yr		24.4	24.4	24.3
Principal post retirement benefit plan [member] | Projected Benefit Obligation [member] | Currently aged 45 and retiring at 65 [member] | Female [member]
Actuarial assumptions used to determine the projected benefit obligation as at October 31 [Abstract]
Life expectancy for members | yr		25.1	25.1	25.1
Principal post retirement benefit plan [member] | Change in projected benefit obligation [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation at beginning of year	466	$ 506	$ 620	$ 535
Service cost - benefits earned		9	17	14
Net interest cost (income) on net defined benefit liability (asset)		11	17	20
Remeasurement (gain) loss - financial		(45)	(101)	92
Remeasurement (gain) loss - demographic			(44)	(26)
Remeasurement (gain) loss - experience		(1)	9
Benefits paid		(14)	(12)	(15)
Defined benefit obligation at end of year		466	506	620
Principal post retirement benefit plan [member] | Change in projected benefit obligation [member] | Wholly unfunded defined benefit plans [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation at beginning of year	466	506	620
Defined benefit obligation at end of year		466	506	620
Principal post retirement benefit plan [member] | Change in plan assets [member]
Disclosure of defined benefit plans [line items]
Employer's contributions		14	12	15
Benefits paid		(14)	(12)	(15)
Other pension and post retirement benefit plans [member]
Disclosure of defined benefit plans [line items]
Excess (deficit) of plan assets at fair value over projected benefit obligation		(724)	(921)	(989)
Effect of asset limitation and minimum funding requirement		(12)	(14)	(13)
Other assets in the Bank's Consolidated Balance Sheet		79	3	6
Other liabilities in the Bank's Consolidated Balance Sheet		(815)	(938)	(1,008)
Net defined benefit asset (liability)		(736)	(935)	(1,002)
Service cost - benefits earned		8	9	9
Net interest cost (income) on net defined benefit liability (asset)		19	28	33
Remeasurement (gain) loss - financial		(86)	128	430
Remeasurement gain (loss) - return on plan assets less interest income		(108)	(93)	(207)
Remeasurement (gain) loss - demographic		5	(80)	2
Remeasurement (gain) loss - experience		(1)	9	6
Employer's contributions	40
Past service cost (credit)		11	(3)	(30)
Defined benefit administrative expenses		3	5	6
Total expense		$ 41	$ 39	$ 18
Other pension and post retirement benefit plans [member] | Annual Expense [member]
Actuarial assumptions used to determine the projected benefit obligation as at October 31 [Abstract]
Weighted-average discount rate for projected benefit obligation		2.74%	3.12%	4.37%
Weighted-average rate of compensation increase		1.03%	1.00%	1.03%
Other pension and post retirement benefit plans [member] | Annual Expense [member] | Retiring currently at age 65 [member] | Male [member]
Actuarial assumptions used to determine the projected benefit obligation as at October 31 [Abstract]
Life expectancy for members | yr		21.5	22.1	22.1
Other pension and post retirement benefit plans [member] | Annual Expense [member] | Retiring currently at age 65 [member] | Female [member]
Actuarial assumptions used to determine the projected benefit obligation as at October 31 [Abstract]
Life expectancy for members | yr		23.1	23.7	23.7
Other pension and post retirement benefit plans [member] | Annual Expense [member] | Currently aged 45 and retiring at 65 [member] | Male [member]
Actuarial assumptions used to determine the projected benefit obligation as at October 31 [Abstract]
Life expectancy for members | yr		22.2	22.7	22.7
Other pension and post retirement benefit plans [member] | Annual Expense [member] | Currently aged 45 and retiring at 65 [member] | Female [member]
Actuarial assumptions used to determine the projected benefit obligation as at October 31 [Abstract]
Life expectancy for members | yr		23.9	24.5	24.5
Other pension and post retirement benefit plans [member] | Projected Benefit Obligation [member]
Actuarial assumptions used to determine the projected benefit obligation as at October 31 [Abstract]
Weighted-average discount rate for projected benefit obligation		2.99%	2.74%	3.12%
Weighted-average rate of compensation increase		0.98%	1.03%	1.00%
Other pension and post retirement benefit plans [member] | Projected Benefit Obligation [member] | Retiring currently at age 65 [member] | Male [member]
Actuarial assumptions used to determine the projected benefit obligation as at October 31 [Abstract]
Life expectancy for members | yr		21.6	21.5	22.1
Other pension and post retirement benefit plans [member] | Projected Benefit Obligation [member] | Retiring currently at age 65 [member] | Female [member]
Actuarial assumptions used to determine the projected benefit obligation as at October 31 [Abstract]
Life expectancy for members | yr		23.1	23.1	23.7
Other pension and post retirement benefit plans [member] | Projected Benefit Obligation [member] | Currently aged 45 and retiring at 65 [member] | Male [member]
Actuarial assumptions used to determine the projected benefit obligation as at October 31 [Abstract]
Life expectancy for members | yr		22.3	22.2	22.7
Other pension and post retirement benefit plans [member] | Projected Benefit Obligation [member] | Currently aged 45 and retiring at 65 [member] | Female [member]
Actuarial assumptions used to determine the projected benefit obligation as at October 31 [Abstract]
Life expectancy for members | yr		24.0	23.9	24.5
Other pension and post retirement benefit plans [member] | Change in projected benefit obligation [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation at beginning of year	2,691	$ 2,967	$ 2,948	$ 2,569
Service cost - benefits earned		8	9	9
Net interest cost (income) on net defined benefit liability (asset)		56	80	106
Remeasurement (gain) loss - financial		(86)	128	430
Remeasurement (gain) loss - demographic		5	(80)	2
Remeasurement (gain) loss - experience		(1)	9	6
Benefits paid		(139)	(144)	(143)
Change in foreign currency exchange rate		(130)	20	(1)
Past service cost (credit)		11	(3)	(30)
Defined benefit obligation at end of year		2,691	2,967	2,948
Other pension and post retirement benefit plans [member] | Change in projected benefit obligation [member] | Wholly or partly funded defined benefit plans [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation at beginning of year	1,879	2,067	2,073
Defined benefit obligation at end of year		1,879	2,067	2,073
Other pension and post retirement benefit plans [member] | Change in projected benefit obligation [member] | Wholly unfunded defined benefit plans [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation at beginning of year	812	900	875
Defined benefit obligation at end of year		812	900	875
Other pension and post retirement benefit plans [member] | Change in plan assets [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation at beginning of year	$ 1,967	2,046	1,959	1,733
Net interest cost (income) on net defined benefit liability (asset)		37	52	73
Remeasurement gain (loss) - return on plan assets less interest income		106	96	205
Employer's contributions		38	72	96
Benefits paid		(139)	(144)	(143)
Change in foreign currency exchange rate		(118)	18	(1)
Defined benefit administrative expenses		(3)	(7)	(4)
Defined benefit obligation at end of year		$ 1,967	$ 2,046	$ 1,959